Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

As of December 31, 2025, and June 30, 2026, balances with related parties consisted of the following:
	December 31, 2025	June 30, 2026
Assets:
Due from Castor Ships (a) – current	$10,682,592	$6,814,125
Due from Castor Ships (a) – non-current	2,893,839	2,893,839
Investment in Toro (c) – non-current	117,521,579	117,521,579
Due from related parties (MPC Capital) (f) - current	2,472,917	3,124,722

Liabilities:
Due to Toro (d) – current	1,069,444	1,069,444
Due to related parties (MPC Capital) (f) - current	$37,162	$418,258

(a)     Castor Ships:

For a further description of the services provided by, and transactions with, Castor Ships prior to January 1, 2026, please refer to Note 4(a) to the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report.

As of June 30, 2026, in accordance with the provisions of the Amended Castor Ship Management Agreements (as defined in the 2025 Annual Report), Castor Ships performs exclusively the commercial and technical management of the entire fleet, while certain aspects of the management of a number of the Company’s vessels are subcontracted to related or third-party managers. Castor Ships may choose to subcontract some of its provided services to other parties at its discretion. Castor Ships pays, at its own expense, the third-party management companies a fee for the services it has subcontracted to each such company without any additional cost to the Company.

During the six months ended June 30, 2025 and 2026, Castor Ships charged and collected the following fees and commissions: (i) management fees amounting to $1,641,843 and $1,785,924, respectively, (ii) charter hire commissions amounting to $746,633 and $902,631, respectively, (iii) sale and purchase commissions of $473,000 due to the sale of two Panamax vessels and two containership vessels in the six months ended June 30, 2025, which are included in ‘Net loss on sale of vessels’ and ‘Loss on vessels held for sale’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income, and $794,200 (A) due to the acquisitions of the M/V Magic Saturn and M/V Magic Jupiter (Note 6) in the six months ended June 30, 2026, which are included in ‘Vessels, net’ in the accompanying unaudited condensed consolidated balance sheet and (B) of which $0.4 million represents commissions payable by Harper Petersen Hamburg (a majority-owned subsidiary) to Castor Ships for co-brokerage services rendered in connection with the acquisition of the vessel M/V Magic Jupiter in June 2026 reflected in ‘Due to related parties,’ and (iv) for the six months ended June 30, 2025, sale and purchase brokerage commissions of $493,992 for other listed equity securities which are included in ‘Interest and Finance costs’ and for the six months ended June 30, 2026, sale and purchase brokerage commissions of $345,065 for other listed equity securities and $156,000 for the sale and leaseback transaction (Note 11), which are included in ‘Interest and Finance costs’ and ‘Deferred Loan Fees,’ respectively.

During the six months ended June 30, 2025, and 2026, the flat management fees amounted to $1,648,570 and $1,691,764, respectively, and are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Ship Management Agreements (as defined in the 2025 Annual Report) also provide for an advance funding equal to two months of vessel daily operating costs to be placed with Castor Ships as a working capital guarantee, refundable if a vessel is no longer under Castor Ship’s management. As of December 31, 2025, such advances amounted to $2,893,839 and $1,372,826, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheet, respectively. The amount of $1,372,826 is in relation to the M/V Ariana A, M/V Gabriela A, M/V Magic Callisto and M/V Magic Eclipse that were sold on January 22, 2025, May 7, 2025, April 28, 2025 and March 24, 2025, respectively. As of June 30, 2026, such advances amounted to $2,893,839, and are presented in ‘Due from related parties, non-current’ in the accompanying unaudited condensed consolidated balance sheet.

In connection with the subcontracting services rendered by the third-party/related party ship-management companies, the Company had, as of December 31, 2025, and June 30, 2026, aggregate working capital guarantee deposits due from Castor Ships of $1,714,772 and $625,977, respectively, which are presented in ‘Due from related parties, current’ in the accompanying unaudited condensed consolidated balance sheets.
As of December 31, 2025 and June 30, 2026, net amounts of $5,987,559 and $5,194,568 were due from Castor Ships in relation to advances for operating expenses and drydock payments made by the Company to Castor Ships.

Further, as of December 31, 2025, and June 30, 2026, amounts of $1,607,435 and $993,580, respectively, were due from Castor Ships in connection with the services covered by the Amended Castor Ships Management Agreements. As a result, as of December 31, 2025 and June 30, 2026, net amounts of $10,682,592 and $6,814,125 were due from Castor Ships which are presented in ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheets.
(b)     Pavimar:

With effect from July 1, 2022, pursuant to the terms of the Amended and Restated Master Management Agreement, Pavimar provided, as co-manager with Castor Ships, to certain dry-bulk vessel owning subsidiaries with the same range of technical management services it provided prior to the Company’s entry into the Amended and Restated Management Agreement, in exchange for the previously agreed daily management fee of $600 per vessel.

As of December 31, 2025, all ship management agreements between the Company and Pavimar have been terminated. During the six months ended June 30, 2025 and 2026, management fees paid to Pavimar amounted to $646,800, and $0, respectively. As of December 31, 2025 and June 30, 2026, there are no outstanding amounts due from / to Pavimar.
(c)     Investment in related party:

As discussed in Note 1 of the 2025 Annual Report, Castor received 140,000 Series A Preferred Shares from Toro, having a stated amount of $1,000 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A Preferred Shares of Toro. The Series A Preferred Shares do not have voting rights. The Series A Preferred Shares are convertible into common shares of Toro at the Company’s option commencing upon the fourth anniversary of the issue date until but excluding the seventh anniversary, at a conversion price equal to the lesser of (i) 150% of the VWAP of Toro common shares over the five consecutive trading day period commencing on the Distribution Date (as defined in the 2025 Annual Report), and (ii) the VWAP of Toro common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

As of December 31, 2025 and June 30, 2026, the aggregate value of investments in Toro amounted to $117,521,579 including $299,444 of accrued dividends, in each period, and are separately presented as ‘Investment in related party’ in the accompanying unaudited condensed consolidated balance sheets. As of June 30, 2026, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

Furthermore, Castor is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $1,000 per share, of the 140,000 Series A Preferred Shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Toro’s Board of Directors approval. However, for each quarterly dividend period commencing on or after the reset date (the seventh anniversary of the issue date of the Series A Preferred Shares), the dividend rate will be the dividend rate in effect for the prior quarterly dividend period multiplied by a factor of 1.3; provided that the dividend rate will not exceed 20% per annum in respect of any quarterly dividend period. During the six months ended June 30, 2025, and 2026, dividend income derived from the Company’s investment in Toro amounted to $703,889, and $700,000 respectively and is presented in ‘Dividend income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
During the six months ended June 30, 2025 and 2026, the Company received dividends of $700,000 from its investment in Toro in each period.
(d)     Issuance of Series D Preferred shares to Toro:

On August 7, 2023, the Company issued 50,000 5.00% Series D fixed rate cumulative perpetual convertible preferred shares (the “Series D Preferred Shares”) to Toro in exchange for $50,000,000 in cash and on December 12, 2024, the Company issued an additional 50,000 Series D Preferred Shares to Toro in exchange for $50,000,000 in cash, as referenced in the 2025 Annual Report. The amounts of accrued dividend on the Series D Preferred Shares due to Toro as of December 31, 2025, and as of June 30, 2026 were $1,069,444 in each period, and are presented in ‘Due to related parties, current’ in the accompanying unaudited condensed consolidated balance sheets.

(e)     Long-term debt, related party
On December 11, 2024, Castor entered into a facility agreement with Toro to receive a $100.0 million senior term loan facility from Toro (the “Term Loan”) which was drawn down on the same date. The Term Loan had a tenor of 5 years, bore interest at the secured overnight financing rate (“SOFR”) plus 1.80% per annum, was guaranteed by the then ten wholly-owned ship-owning subsidiaries of Castor and was payable in (a) twenty (20) consecutive quarterly installments, each of  $2,500,000, commencing on March 11, 2025, and (b) a balloon installment in the amount of $50.0 million at its maturity together with the last quarterly installment. The Term Loan was secured by first priority mortgages on and first priority general assignments covering insurance policies and requisition compensation over the ten vessels then owned by wholly-owned subsidiaries of Castor. Pursuant to the terms of this facility, Castor was also subject to certain negative covenants customary for facilities of this type, which could be waived in Toro’s sole discretion.

On March 24, 2025, March 31, 2025 and on April 28, 2025, the Company performed partial prepayments to Toro related to the Term Loan amounting to $13,500,000, $34,000,000 and $14,000,000, respectively. The prepayment of $13,500,000 was made pursuant to the sale of M/V Magic Eclipse on March 24, 2025. The prepayment of $14,000,000 was made pursuant to the sale of M/V Magic Callisto on April 28, 2025. On May 5, 2025, the Company prepaid the amount of $36,000,000 remaining outstanding at that date. As of June 30, 2025, the Term Loan has been fully repaid.

The weighted average interest rate on the Company’s related party long-term debt for the six months ended June 30, 2025 was 6.15% (for the period that the loan was outstanding).
Total interest incurred on related party long-term debt for the six months ended June 30, 2025, and 2026, amounted to $1,771,836, and $0 respectively, and is included in “Interest and finance costs” (Note 23) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
The above transaction and its terms were approved by the independent members of the board of directors of each of Castor and Toro at the recommendation of their respective special committees composed of independent and disinterested directors, which negotiated the transaction and its terms.
(f)    MPC Capital related parties
A significant part of the Company’s asset management segment revenues, including management fees, transaction fees and other revenues, are earned from entities that the Company manages or holds equity investments in and that meet the definition of a related party in accordance with ASC 850-10-20. These entities are related parties of the Company.
Revenue from services with related parties	Six months ended June 30, 2025	Six months ended June 30, 2026
MPC Container Ships ASA	$4,203,908	$5,954,525
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG	—	420,596
MPC Energy Solutions N.V.	353,742	335,690
MPC Caribbean Clean Energy Limited	450,060	375,564
Other	271,312	114,253
Total	$5,279,022	$7,200,628

As of December 31, 2025 and June 30, 2026, material related party relationships, include the following:

MPC Container Ships ASA
MPC Capital holds approximately 16.7% of the shares in MPC Container Ships ASA (“MPCC”). Additionally, Castor’s subsidiary, MPCC CSI LTD., a company affiliated with MPC Capital, holds 3.44% of the shares in MPCC. MPCC is an equity method investment of the Company and, together with its subsidiaries, is considered a related party of the Company. The Company provides corporate management and ship management services to MPCC and its subsidiaries.
The outstanding amounts for MPCC exclusively relate to receivables for services rendered and amounted to $333,063 and $812,673 as of December 31, 2025 and June 30, 2026, respectively, and are included in ‘Due from related parties’ in the accompanying unaudited condensed consolidated balance sheets.
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG
MPC Capital holds 50% of the shares in Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG, Hamburg. Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG provides technical ship management, is a joint venture of the Company and, together with its subsidiaries, is considered a related party of the Company.
The outstanding amounts due from Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG relate to financing provided by MPC Capital in the amounts of $1,764,465 and $1,711,020 as of December 31, 2025 and June 30, 2026, respectively, and other receivables in the amounts of $9,506 and $7,777 as of December 31, 2025 and June 30, 2026, respectively, and are included in ‘Due from related parties’ in the accompanying unaudited condensed consolidated balance sheets.
MPC Energy Solutions N.V.
MPC Capital holds around 20.5% of the shares in MPC Energy Solutions N.V. MPC Energy Solutions N.V. is an equity method investment of the Company and, together with its subsidiaries, is considered a related party of the Company. The Company provides corporate management and asset management services to MPC Energy Solutions N.V. and its subsidiaries.

The outstanding amounts for services performed for MPC Energy Solutions N.V. and its subsidiaries, included in ‘Due from related parties’ in the accompanying unaudited condensed consolidated balance sheets, amount to $73,521 and $57,992 as of December 31, 2025 and June 30, 2026, respectively.
MPC Caribbean Clean Energy Limited
MPC Capital holds around 22.2% of the shares in MPC Caribbean Clean Energy Limited. MPC Caribbean Clean Energy Limited is an equity method investment of the Company and, together with its subsidiaries, is considered a related party of the Company. The Company acts as a fund manager to MPC Caribbean Clean Energy Limited and its subsidiaries.
The outstanding amounts from services performed for MPC Caribbean Clean Energy Limited and its subsidiaries, included in ‘Due from related parties’ in the accompanying unaudited condensed consolidated balance sheets, amount to $48,219 and $40,265 as of December 31, 2025 and June 30, 2026, respectively.